Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases
Schedule of Supplemental information related to leases

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB

Operating lease right-of-use assets	897,238	808,506

Current operating lease liabilities	250,995	229,718
Non-current operating lease liabilities	556,091	510,349
Total operating lease liabilities	807,086	740,067

Weighted average remaining lease term (in years)	5	5

Weighted average discount rate	4.26%	4.31%

Schedule of Supplemental cash flow information related to leases

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	351,218	348,672
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	375,329	291,000
Right-of-use assets decreased (increased) due to lease modifications:
Operating leases	(8,613)	44,797

Schedule of Maturities of lease liabilities

	As of	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Within one year	254,219	227,647
Within a period of more than one year but not more than two years	170,612	179,784
Within a period of more than two years but not more than three years	164,966	133,299
Within a period of more than three years but not more than four years	109,394	118,142
Within a period of more than four years but not more than five years	95,021	47,397
More than five years	104,362	125,054
Total lease commitment	898,574	831,323
Less: Imputed interest	91,488	91,256
Total operating lease liabilities	807,086	740,067
Less: Current operating lease liabilities	250,995	229,718
Long-term operating lease liabilities	556,091	510,349